Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 273,124,993.00
Previously Paid Amount	36,300.57
Total Fee Amount	37,718.57
Total Offset Amount	1,418.00
Net Fee	$ 0.00